Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Asia	$125,572	$119,776	$151,608
Europe	64,858	48,906	29,658
North America	19,943	21,334	15,968
Australia	16,983	8,143	8,201
Total	$227,356	$198,159	$205,435